Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transaction [Abstract]
Related party transactions

23. Related party transactions

For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Group are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.

Ante Treuhand AG ("Ante Treuhand") provides the Chief Financial Officer to the Company. The Chief Financial Officer is an employee of Ante Treuhand and is not paid directly by the Company. Fees paid to Ante Treuhand for CFO services starting November 2019 were CHF 11,770. Fees paid to Ante Treuhand for other services provided during the year ended December 31, 2019 were CHF 28,611.

Compensation of the members of the Board of Directors and Management

In 2019, the total compensation paid to management amounted to CHF 934,179 (2018: CHF 1,403,250; 2017: CHF 1,973,167). The fees paid to members of the Board of Directors in 2019 for their activities as board members totaled CHF 170,755 (2018: CHF 287,384; 2017: CHF 337,619).

	Executive Management			Board of Directors			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Short term benefits	717,905	1,002,707	1,576,864	170,755	200,421	280,762	888,660	1,203,128	1,857,626
Post-employee benefits years	42,560	55,278	94,839	—	—	—	42,560	55,278	94,839
Share-based payment charge	109,912	204,224	190,659	49,323	60,657	72,647	159,235	264,881	263,306
Total	870,377	1,262,209	1,862,362	220,078	261,078	353,409	1,090,455	1,523,287	2,215,771

In 2019, CHF 159,235 (2018: CHF 264,881; 2017: CHF 263,306) was expensed for grants of stock options to members of the Board of Directors and management. The 2019 share based payment charge shown above excludes adjustments for instruments forfeited in 2019 due to termination of service. Contributions to pension schemes amounted to CHF 42,560, CHF 55,278 and CHF 94,839 during the years 2019, 2018 and 2017, respectively. No termination benefits or other long term benefits were paid.

Members of the Board of Directors and management held 271,999, 703,235 and 1,782,605 stock options as of December 31, 2019, 2018, and 2017, respectively.